Accounts Payable and Accrued Liabilities (Tables)	6 Months Ended
Dec. 31, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
	December 31, 2024 (restated)	June 30, 2024
Trade payable	$5,613,190	$3,172,403
Due to related parties	56,708	404,426
Payroll liabilities	898,615	1,408,358
Accrued liabilities and other payables	1,115,682	938,934
Accrued settled fee for Business Combination	2,300,000	-
	$9,984,195	$5,924,121